Subsequent Events		1 Months Ended	12 Months Ended
	Jul. 02, 2025	Jun. 30, 2025	Sep. 30, 2024
Subsequent Events

NOTE 4. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Issuance of Company shares

On July 8, 2025, the Company issued 100 shares of common stock to Rorschach I LLC for no consideration.

Sonnet BioTherapeutics Holdings, Inc. Business Combination Agreement

On July 11, 2025, Sonnet, the Company, Rorschach, Sonnet Merger Sub, and Rorschach Merger Sub, entered into the Transaction Agreement pursuant to which, subject to the terms and conditions contained in the Transaction Agreement, (i) Rorschach Merger Sub will merge with and into Rorschach with the Company surviving the Rorschach Merger as a direct wholly owned subsidiary the Company and (ii) immediately following the Rorschach Merger, Sonnet Merger Sub will merge with and into Sonnet, with Sonnet surviving the Sonnet Merger as a direct wholly owned subsidiary of the Company.

Subject to the terms and conditions of the Transaction Agreement, at the effective time of the Mergers (the “Effective Time”),

(i)	each share of non-dissenting common stock of Company Common Stock, issued and outstanding immediately prior to the Effective Time shall be canceled and converted into the right to receive (a) one share of Pubco Common Stock, and (b) one contractual contingent value right (a “CVR”) representing the right to receive Pubco Common Stock on the terms and subject to the conditions set forth in the CVR Agreement (as defined below) (together, the “Per Share Merger Consideration”),

(ii)	each Sonnet unvested RSA outstanding immediately prior to the Effective Time, together with the award agreement representing each such Company Unvested RSA, shall be assumed by the Company and be converted into the right to receive (a) one restricted share of Pubco Common Stock, subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding Unvested RSA immediately prior to the Effective Time and (b) one CVR,

(iii)	each Sonnet vested RSU outstanding immediately prior to the Effective Time shall be canceled and converted into the right to receive the Per Share Merger Consideration,

(iv)	each Sonnet unvested RSU issued and outstanding immediately prior to the Effective Time shall be assumed by the Company and converted into a restricted share unit representing the right to receive (a) one share of Pubco Common Stock, having the same terms and conditions as the Sonnet Unvested RSUs, including the applicable vesting and issuance schedule as in effect on the date of the Transaction Agreement and (b) one CVR,

(v)	each Sonnet in-the-money warrant outstanding immediately prior to the Effective Time shall be (a) canceled and converted into the right to receive, for each share of Company Common Stock the holder of such Sonnet in-the-money warrant would have received had such Sonnet in-the-money warrant been exercised in full in accordance with its terms immediately prior to the Effective Time, the per share merger Consideration or (b) entitle the holder of such Sonnet in-the-money warrant to such other consideration that such holder is entitled to receive pursuant to the terms of such holder’s Sonnet in-the-money warrant,

(vi)	each Sonnet out-of-the-money warrant outstanding and unexercised immediately prior to the Effective Time shall (a) cease to represent a Sonnet out-of-the-money warrant in respect of shares of Company Common Stock and shall be assumed by the Company and automatically converted into a warrant to acquire the same number of shares of Pubco Common Stock, subject to the same terms and conditions as were applicable to the applicable Sonnet out-of-the-money warrant immediately prior to the Effective Time, with the right to receive, for each share of Company Common Stock the holder of such Sonnet out-of-the-money warrant would have received had such Sonnet out-of-the-money warrant been exercised in full in accordance with its terms immediately prior to the Effective Time, the Per Share Merger Consideration or (b) entitle the holder of such Sonnet out-of-the-money warrant to such other consideration that such holder is entitled to receive pursuant to the terms of such holder’s out-of-the-money warrant, and

(vii)	all shares of Company Common Stock held in the treasury of the Company shall be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto.

Pursuant to the Transaction Agreement, at or prior to the closing of the Mergers (the “Closing” and the date on which the Closing occurs, the “Closing Date”), certain investors shall enter into contribution agreements (the “Contribution Agreements”) with Rorschach to contribute at least $200.0 million in HYPE Tokens Value (as defined in the Transaction Agreement), and certain investors may contribute cash to Rorschach (collectively, the “Contribution”). Subject to the terms and conditions of the Transaction Agreement, at the effective time of the Rorschach Merger, the equity holders of Rorschach immediately prior to the Closing will receive, in the aggregate, that number of shares of Pubco Common Stock equal to the aggregate amount of the Contribution divided by $1.25. In addition, pursuant to the Subscription Agreements (as defined below), certain investors have agreed to purchase, immediately prior to the Closing, shares of Company Common Stock at a purchase price of $1.25 per share, which shares of Company Common Stock will convert into shares of Pubco Common Stock on a one-for-one basis at the effective time of the Sonnet Merger. Pursuant to the terms of the Transaction Agreement, the amount of cash proceeds to Sonnet at the Closing from the Subscription Agreements, the Contribution Agreements and the Initial PIPE Offering (as defined below) must equal at least $50 million. Concurrently with the signing of the Transaction Agreement, the Company received commitments from investors to contribute $305 million in cash and 12.6 million of HYPE tokens. Of these commitments, affiliates of the Company committed $41 million of cash and 46,500 of HYPE tokens.

Also pursuant to the terms of the Transaction Agreement, at the Closing the Company shall issue to the Advisor (as defined below) (i) that number of shares of Pubco Common Stock equal to 5% of the shares of Pubco Common Stock issued and outstanding, on a fully-diluted, as converted basis, immediately following the Effective Time and (ii) warrants (the “Advisor Warrants”) to purchase a number of shares of Pubco Common Stock equal to, in the aggregate, 15% of the fully diluted number of outstanding shares of Pubco Common Stock immediately after Closing. The Advisor Warrants will be exercisable for five years following the Closing, at an exercise price equal to (i) for one-third of the Advisor Warrants, $1.875, (ii) for one-third of the Advisor Warrants, $2.50 and (iii) for one-third of the Advisor Warrants, $3.75.

The Closing is subject to certain closing conditions, including, among other things, (i) the completion of the Contribution, (ii) obtaining the Sonnet required stockholder approval, (ii) adoption and approval of the Transaction Agreement and the transactions contemplated thereby by the requisite equity holders of the Rorschach Parties, including the Company requisite approval, (iii) the effectiveness of a registration statement and (iv) the listing of the Pubco Common Stock issuable in connection with the Mergers on Nasdaq. Each party’s obligation to consummate the Mergers is also subject to other specified customary conditions, including regarding the accuracy of the representations and warranties of the other party, subject to the applicable materiality standard, and the performance in all material respects by the other party of its obligations under the Transaction Agreement required to be performed on or prior to the Closing Date.

Sonnet BioTherapeutics Holdings, Inc. [Member]
Subsequent Events

8. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through August 13, 2025, the date at which the unaudited interim consolidated financial statements were available to be issued.

Convertible note and warrant private placements

In July 2025, the Company completed a private placement of zero-interest convertible notes, raising $2.0 million in gross proceeds. The notes mature on June 30, 2026, and are convertible at any time into up to 1,730,104 shares of common stock at a fixed price of $1.156 per share. If, at any time while the convertible notes remain outstanding, the Company issues shares of common stock or common stock equivalents in an offering for gross proceeds of at least $5.0 million (a “Subsequent Issuance”), the entire unpaid principal amount of the convertible notes will convert automatically into the same securities issued pursuant to the Subsequent Issuance. In connection with the notes, investors also received five-year warrants to purchase 865,052 shares of common stock at the same $1.156 exercise price, providing approximately $50,000 in additional cash proceeds.

These notes were subsequently converted into shares of non-voting convertible preferred stock and warrants in connection with the private placement described below.

The Company’s Chief Medical Officer, Dr. Richard Kenney, participated in the private placement and purchased notes for a principal amount of $0.2 million and warrants to purchase up to an aggregate of 86,505 shares of common stock. As described below, the notes converted into shares of non-voting convertible preferred stock, which are convertible into an aggregate of 160,000 shares of common stock and warrants to purchase up to an aggregate of 320,000 shares of common stock.

Business combination

On July 11, 2025, the Company entered into a definitive Business Combination Agreement (the “BCA”) with Rorschach I LLC (“Rorschach”), Hyperliquid Strategies Inc. (“HSI”), TBS Merger Sub Inc., and Rorschach Merger Sub, LLC, pursuant to which, subject to the terms and conditions contained in the BCA, Rorschach Merger Sub, LLC, will merge with and into Rorschach with Rorschach surviving as a direct wholly owned subsidiary of HSI and TBS Merger Sub Inc. will merge with and into Sonnet, with Sonnet surviving as a direct wholly owned subsidiary of HSI. Following the closing, the Company will operate as a wholly owned subsidiary of HSI and will continue to focus on the development of its existing biotech assets, including SON-1010, while disposing of other assets. The transaction is subject to customary closing conditions, including approval by the Company’s stockholders, and is expected to close in the second half of calendar 2025. In connection with the transaction, legacy Sonnet stockholders and certain other equity holders of record will receive contingent value rights (CVRs) tied to the potential future value of the Company’s biotech assets.

Preferred stock and warrant private placement

Concurrently with the signing of the BCA, the Company raised an aggregate of $5.5 million in a private placement to accredited investors through the issuance and sale of an aggregate of 5,500 shares of non-voting convertible preferred stock, convertible into up to an aggregate of 4,400,000 shares of common stock, and warrants to purchase up to an aggregate of 8,800,000 shares of common stock. At the closing of the PIPE, the $2.0 million principal amount of convertible notes issued in July 2025 automatically converted into shares of convertible preferred stock and warrants on the same terms as the PIPE investors.

Exercise of warrants

In July 2025, holders exercised outstanding warrants to purchase 3,421,624 shares of common stock, resulting in gross proceeds of $10.5 million to the Company. In accordance with the BCA, any cash proceeds in excess of $3.0 million received from the exercise of warrants may not be spent by the Company without the prior written consent of Rorschach.

10. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through December 17, 2024, the date at which the consolidated financial statements were available to be issued.

On October 8, 2024, the Company entered into a License Agreement (the “Alkem Agreement”) with Alkem Laboratories Limited (“Alkem”) to develop and commercialize SON-080 for DPN in India. Under the terms of the Alkem Agreement, Alkem will pay Sonnet $1.0 million in upfront payments and up to an additional $1.0 million in milestone payments. Additionally, the Company is entitled to receive a royalty equal to a percentage in the low double digits of the net sales of the product upon commercialization of SON-080 in India, less certain expenses as set forth in the Alkem Agreement. Alkem will conduct all clinical trials that it believes appropriate to obtain regulatory approval in India for SON-080 for the treatment of DPN. Upon payment of a clinical data access fee for Phase 2 and Phase 3 clinical trials, Sonnet will be able to use this data for partnering in any geography outside of India. In October 2024, the Company received $0.5 million as an upfront payment related to the Alkem Agreement, which after tax withholdings resulted in a net payment of $0.4 million.

On November 6, 2024, the Company entered into an underwriting agreement with Chardan Capital Markets LLC, pursuant to which the Company sold, in a firm commitment underwritten public offering, an aggregate of (i) 155,000 shares of its common stock, (ii) pre-funded warrants to purchase up to 956,111 shares of common stock , and (iii) accompanying warrants to purchase up to 2,222,222 shares of common stock, at the combined public offering price of $4.50 per share and accompanying warrant and $4.4999 per pre-funded warrant and accompanying common warrant, in each case less underwriting discounts and commissions. The Company raised net proceeds of approximately $4.2 million from the underwritten public offering.

On December 9, 2024, the Company entered into a definitive agreement with institutional investors for the sale of 1,085,325 shares of its common stock and warrants to purchase up to an aggregate 1,085,325 shares of common stock in a registered direct offering. Each share of common stock (or pre-funded warrant in lieu thereof) was sold in the registered direct offering together with one common warrant at a combined offering price of $2.23, priced at-the-market under the rules of the Nasdaq Stock Market. The registered direct warrants have an exercise price of $2.10 per share, are immediately exercisable and will expire five years from the date of issuance. The Company has also entered into a definitive agreement with an existing investor, in a concurrent private placement, for the sale of an aggregate of 673,000 shares of common stock and warrants to purchase up to an aggregate 673,000 shares of common stock. Each share of common stock (or pre-funded warrant in lieu thereof) was sold in the private placement (“PIPE”) offering together with one common warrant at a combined offering price of $2.23, priced at-the-market under the rules of the Nasdaq Stock Market. The PIPE warrants had an exercise price of $2.10 per share, were immediately exercisable and were exercised in full as of December 10, 2024. The Company raised net proceeds of approximately $3.5 million from the registered direct and PIPE offering.

RORSCHACH I LLC [Member]
Subsequent Events

NOTE 4. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Sonnet BioTherapeutics Holdings, Inc. Business Combination Agreement

On July 11, 2025, Sonnet, the Company, Pubco, Sonnet Merger Sub, and Rorschach Merger Sub, entered into the Transaction Agreement pursuant to which, subject to the terms and conditions contained in the Transaction Agreement, (i) Rorschach Merger Sub will merge with and into the Company with the Company surviving the Rorschach Merger as a direct wholly owned subsidiary of Pubco and (ii) immediately following the Rorschach Merger, Sonnet Merger Sub will merge with and into Sonnet, with Sonnet surviving the Sonnet Merger as a direct wholly owned subsidiary of Pubco.

Subject to the terms and conditions of the Transaction Agreement, at the effective time of the Mergers (the “Effective Time”),

(i)	each share of non-dissenting Company Common Stock, issued and outstanding immediately prior to the Effective Time shall be canceled and converted into the right to receive (a) one share of Pubco Common Stock, and (b) one contractual contingent value right (a “CVR”) representing the right to receive Pubco Common Stock on the terms and subject to the conditions set forth in the CVR Agreement (as defined below) (together, the “Per Share Merger Consideration”),

(ii)	each Sonnet unvested RSA outstanding immediately prior to the Effective Time, together with the award agreement representing each such Company Unvested RSA, shall be assumed by Pubco and be converted into the right to receive (a) one restricted share of Pubco Common Stock, subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding Unvested RSA immediately prior to the Effective Time and (b) one CVR,

(iii)	each Sonnet vested RSU outstanding immediately prior to the Effective Time shall be canceled and converted into the right to receive the Per Share Merger Consideration,

(iv)	each Sonnet unvested RSU issued and outstanding immediately prior to the Effective Time shall be assumed by Pubco and converted into a restricted share unit representing the right to receive (a) one share of Pubco Common Stock, having the same terms and conditions as the Sonnet Unvested RSUs, including the applicable vesting and issuance schedule as in effect on the date of the Transaction Agreement and (b) one CVR,

(v)	each Sonnet in-the-money warrant outstanding immediately prior to the Effective Time shall be (a) canceled and converted into the right to receive, for each share of Company Common Stock the holder of such Sonnet in-the-money warrant would have received had such Sonnet in-the-money warrant been exercised in full in accordance with its terms immediately prior to the Effective Time, the per share merger consideration or (b) entitle the holder of such Sonnet in-the-money warrant to such other consideration that such holder is entitled to receive pursuant to the terms of such holder’s Sonnet in-the-money warrant,

(vi)	each Sonnet out-of-the-money warrant outstanding and unexercised immediately prior to the Effective Time shall (a) cease to represent a Sonnet out-of-the-money warrant in respect of shares of Company Common Stock and shall be assumed by Pubco and automatically converted into a warrant to acquire the same number of shares of Pubco Common Stock, subject to the same terms and conditions as were applicable to the applicable Sonnet out-of-the-money warrant immediately prior to the Effective Time, with the right to receive, for each share of Company Common Stock the holder of such Sonnet out-of-the-money warrant would have received had such Sonnet out-of-the-money warrant been exercised in full in accordance with its terms immediately prior to the Effective Time, the Per Share Merger Consideration or (b) entitle the holder of such Sonnet out-of-the-money warrant to such other consideration that such holder is entitled to receive pursuant to the terms of such holder’s out-of-the-money warrant, and

(vii)	all shares of Company Common Stock held in the treasury of the Company shall be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto.

Pursuant to the Transaction Agreement, at or prior to the closing of the Mergers (the “Closing” and the date on which the Closing occurs, the “Closing Date”), certain investors shall enter into contribution agreements (the “Contribution Agreements”) with the Company to contribute at least $200.0 million in HYPE Tokens Value (as defined in the Transaction Agreement), and certain investors may contribute cash to the Company (collectively, the “Contribution”). Subject to the terms and conditions of the Transaction Agreement, at the effective time of the Rorschach Merger, the equity holders of the Company immediately prior to the Closing will receive, in the aggregate, that number of shares of Pubco Common Stock equal to the aggregate amount of the Contribution divided by $1.25. In addition, pursuant to the Subscription Agreements (as defined below), certain investors have agreed to purchase, immediately prior to the Closing, shares of Company Common Stock at a purchase price of $1.25 per share, which shares of Company Common Stock will convert into shares of Pubco Common Stock on a one-for-one basis at the effective time of the Sonnet Merger. Pursuant to the terms of the Transaction Agreement, the amount of cash proceeds to Sonnet at the Closing from the Subscription Agreements, the Contribution Agreements and the Initial PIPE Offering (as defined below) must equal at least $50 million. Concurrently with the signing of the Transaction Agreement, the Company received commitments from investors to contribute $305 million in cash and 12.6 million of HYPE tokens. Of these commitments, affiliates of the Company committed $41 million of cash and 46,500 of HYPE tokens.

Also pursuant to the terms of the Transaction Agreement, at the Closing Pubco shall issue to the Advisor (as defined below) (i) that number of shares of Pubco Common Stock equal to 5% of the shares of Pubco Common Stock issued and outstanding, on a fully-diluted, as converted basis, immediately following the Effective Time and (ii) warrants to purchase a number of shares of Pubco Common Stock equal to, in the aggregate, 15% of the fully diluted number of outstanding shares of Pubco Common Stock immediately after Closing. The Advisor Warrants will be exercisable for five years following the Closing, at an exercise price equal to (i) for one-third of the Advisor Warrants, $1.875, (ii) for one-third of the Advisor Warrants, $2.50 and (iii) for one-third of the Advisor Warrants, $3.75.

The Closing is subject to certain closing conditions, including, among other things, (i) the completion of the Contribution, (ii) obtaining the Sonnet required stockholder approval, (ii) adoption and approval of the Transaction Agreement and the transactions contemplated thereby by the requisite equity holders of the Rorschach Parties, including Pubco requisite approval, (iii) the effectiveness of a registration statement and (iv) the listing of the Pubco Common Stock issuable in connection with the Mergers on Nasdaq. Each party’s obligation to consummate the Mergers is also subject to other specified customary conditions, including regarding the accuracy of the representations and warranties of the other party, subject to the applicable materiality standard, and the performance in all material respects by the other party of its obligations under the Transaction Agreement required to be performed on or prior to the Closing Date

The Transaction Agreement contains certain termination rights for both the Company and Sonnet. Upon termination of the Transaction Agreement under specified circumstances, Sonnet may be required to pay the Company a termination fee of $2.5 million (the “Termination Fee”) or up to $1 million to reimburse the Company for any expenses incurred in connection with the Transaction Agreement and the transactions contemplated thereby (the “Expense Reimbursement”). In no event will Sonnet be required to pay both the Termination Fee and the Expense Reimbursement.

Chardan acted as the SONN’s and Rorschach’s exclusive advisor with respect to the Closing PIPE and is entitled to receive a fee, payable in cash or equity at Chardan’s option, equal to 7.0% of the aggregate gross proceeds raised in connection with the Closing PIPE.

Acquisition of Hyperliquid Strategies Inc

On July 2, 2025, the Company acquired all of the issued and outstanding stock in Hyperliquid Strategies Inc for no consideration.